Issued capital - Movement in issued capital (Details) - USD ($)		6 Months Ended
	Mar. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2023
Disclosure of classes of share capital [line items]
Issuance of shares to employees (in shares)		2,036,900
Conversion of debt to equity (in shares)		19,713,113
Shares issued to acquire NETC (in shares)		5,654,616
PIPE funding (in shares)		1,715,686
Shares issued as settlement of transaction expenses (in shares)		171,569
Shares issued as Nabor's Backstop agreement (in shares)		681,620
Transaction costs accounted for as a deduction from equity (in shares)		0
Movement in Issued capital (in shares)		29,973,504
Issuance of shares to employees		$ 3,805,000
Conversion of debt to equity		211,154,000
Shares issued to acquire NETC		67,799,000
PIPE funding		17,506,000
Shares issued as settlement of transaction expenses		2,057,000
Shares issued as Nabor's Backstop agreement		6,953,000
Transaction costs accounted for as a deduction from equity		(1,536,000)	$ (1,536,000)
Movement in Issued capital		$ 307,737,000
Number of shares issued through reorganisation (in shares)		20,499,999
Treasury shares, carrying value		$ 0
Ordinary shares issued (in shares)		5,655,000
Accelerated Earnback Shares
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)		1,500,000
NETC Class F Common Stock
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)		3,000,000
Issued to MEP Shareholders | MEP Shareholders
Disclosure of classes of share capital [line items]
Number of shares issued through reorganisation (in shares)		2,036,900
Issued to VAST Employees | Vast Employees
Disclosure of classes of share capital [line items]
Number of shares issued through reorganisation (in shares)		264,533		264,533
Issued to AgCentral Energy Pty Ltd | AgCentral Energy Pty Ltd
Disclosure of classes of share capital [line items]
Number of shares issued through reorganisation (in shares)		18,198,566
Legacy VAST Shares
Disclosure of classes of share capital [line items]
Conversion of debt to equity (in shares)		25,129,140
Conversion price (in dollars per share)		$ 0.09
Ordinary shares issued (in shares)		1,500,000
Senior Convertible Notes - AgCentral Energy and Nabors Lux
Disclosure of classes of share capital [line items]
Conversion of debt to equity (in shares)		1,250,014
Ordinary Shares Converted from NETC Class A Common Stock
Disclosure of classes of share capital [line items]
Shares issued to acquire NETC (in shares)		804,616
NETC Class A Common Stock
Disclosure of classes of share capital [line items]
Shares issued to acquire NETC (in shares)		633,250
Ordinary Shares Converted from Founder Shares
Disclosure of classes of share capital [line items]
Ordinary shares after conversion and capital reorganisation (in shares)		129,911
Class F Common Stock
Disclosure of classes of share capital [line items]
Shares issued to acquire NETC (in shares)	8,625,000
Proceeds from issue of ordinary shares	$ 25,000
Par value per share (in dollars per share)	$ 0.0001
Nabors Lux
Disclosure of classes of share capital [line items]
Shares issued to acquire NETC (in shares)		350,000
Shares issued as Nabor's Backstop agreement (in shares)		681,620
Shares issued as Nabor's Backstop agreement		$ 7,000,000.0
Shares issued in backstop agreement (in dollars per share)		$ 10.20
Issued to AgCentral and Nabors Lux
Disclosure of classes of share capital [line items]
PIPE funding (in shares)		1,715,686
Issued to Guggenheim Securities
Disclosure of classes of share capital [line items]
Shares issued as settlement of transaction expenses (in shares)		171,569